Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets, Net/Goodwill [Abstract]
Balance as of January 1	$ 693	$ 741
Foreign currency translation difference	43	(48)
Balance as of December 31	$ 736	$ 693